Property and equipment - Schedule of property and equipment (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment by type	€ 2,446	€ 2,515	€ 2,841
Property in own use
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment by type	681	702
Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment by type	688	699	842
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment by type	1,076	1,113	€ 1,255
Data processing equipment | Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment by type	213	207
Other equipment | Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment by type	476	493
Property | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment by type	1,000	1,009
Cars | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment by type	64	83
Other leases | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment by type	€ 12	€ 21